Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	US Global Investors Funds
Entity Central Index Key	0000101507
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000069385
Shareholder Report [Line Items]
Fund Name	Global Luxury Goods Fund
Class Name	Investor
Trading Symbol	USLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%
AssetsNet	$ 51,392,148
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 222,167
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$51,392,148
# of Portfolio Holdings	52
Portfolio Turnover Rate	45%
Management Fee (Net of fees waived)	$222,167

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Consumer Discretionary	60.7%
Consumer Staples	22.7%
Financials	6.4%
Materials	4.4%
Communication Services	3.6%
Other	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Table Summary
LVMH Moet Hennessy Louis Vuitton SE, ADR	6.78%
Hermes International SCA	6.26%
Cie Financiere Richemont SA	6.01%
Ferrari NV	5.74%
Tesla, Inc.	5.28%
Royal Caribbean Cruises, Ltd.	5.27%
Viking Holdings, Ltd.	3.85%
Amazon.com, Inc.	3.48%
Mercedes-Benz Group AG, ADR	3.21%
Carnival Corp., Ltd.	2.92%

C000012993
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Investor
Trading Symbol	PSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.75%
AssetsNet	$ 54,244,348
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 278,370
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$54,244,348
# of Portfolio Holdings	114
Portfolio Turnover Rate	24%
Management Fee (Net of fees waived)	$278,370

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	18.9%
Metal - Diversified	13.1%
Enterprise Software/Services	11.5%
Oil Companies - Integrated	8.7%
Oil Companies - Exploration & Production	7.5%
Metal - Copper	5.1%
Diversified Minerals	4.3%
Precious Metals	3.4%
Silver Mining	3.3%
Agricultural Chemicals	3.0%
Other	21.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Table Summary
Abaxx Technologies, Inc.	11.01%
Montage Gold Corp.	8.39%
Woodside Energy Group, Ltd., ADR	4.45%
Sunrise Energy Metals, Ltd.	3.89%
TotalEnergies SE	3.16%
Nutrien, Ltd.	2.90%
Cheniere Energy, Inc.	2.73%
Shell PLC, ADR	2.57%
K92 Mining, Inc.	2.32%
Coeur Mining, Inc.	2.26%

C000012994
Shareholder Report [Line Items]
Fund Name	Gold and Precious Metals Fund
Class Name	Investor
Trading Symbol	USERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.53%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.53%
AssetsNet	$ 243,450,950
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,343,363
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$243,450,950
# of Portfolio Holdings	80
Portfolio Turnover Rate	20%
Management Fee Paid	$1,343,363

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	51.1%
Silver Mining	18.2%
Precious Metals	17.1%
Metal - Diversified	3.6%
Other	10.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Table Summary
K92 Mining, Inc.	6.45%
Aya Gold & Silver, Inc.	6.03%
Discovery Silver Corp.	5.03%
Americas Gold & Silver Corp.	4.66%
Mineros SA	4.58%
DPM Metals, Inc.	4.00%
IAMGOLD Corp.	3.74%
Vox Royalty Corp.	2.94%
Barrick Mining Corp.	2.57%
Aris Mining Corp.	2.45%

C000013000
Shareholder Report [Line Items]
Fund Name	Near-Term Tax Free Fund
Class Name	Investor
Trading Symbol	NEARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 20,643,444
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ (58,234)
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$20,643,444
# of Portfolio Holdings	37
Portfolio Turnover Rate	30%
Management Fee (Net of fees waived)	$(58,234)

Holdings [Text Block]

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Less than 1 Month	41.5%
1-3 Months	5.9%
3-12 Months	23.2%
1-3 Years	29.4%

Largest Holdings [Text Block]

Top Ten Area Concentrations

(% of net assets)

Table Summary
Texas	17.76%
Tennessee	11.50%
Kentucky	10.23%
California	9.97%
Pennsylvania	6.08%
Wisconsin	5.93%
Alabama	5.15%
Illinois	4.99%
Kansas	3.25%
New Mexico	2.99%

C000012998
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Ultra-Short Bond Fund
Class Name	Investor
Trading Symbol	UGSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 30,994,869
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (44,904)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$30,994,869
# of Portfolio Holdings	12
Portfolio Turnover Rate	8%
Management Fee (Net of fees waived)	$(44,904)

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Treasury Bill	55.2%
U.S. Treasury Note/Bond	22.2%
Federal Home Loan Mortgage Corp.	17.5%
Federal Home Loan Bank	5.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Table Summary
U.S. Treasury Bill	15.54%
U.S. Treasury Note/Bond	14.48%
Federal Home Loan Mortgage Corp.	11.23%
U.S. Treasury Bill	9.66%
U.S. Treasury Bill	7.92%
U.S. Treasury Bill	6.43%
U.S. Treasury Note/Bond	6.40%
U.S. Treasury Bill	6.24%
Federal Home Loan Mortgage Corp.	5.28%
Federal Home Loan Bank	4.80%

C000012995
Shareholder Report [Line Items]
Fund Name	World Precious Minerals Fund
Class Name	Investor
Trading Symbol	UNWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%
AssetsNet	$ 66,748,228
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 367,915
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$66,748,228
# of Portfolio Holdings	158
Portfolio Turnover Rate	19%
Management Fee (Net of fees waived)	$367,915

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	57.9%
Precious Metals	16.8%
Silver Mining	8.9%
Metal - Diversified	6.2%
Diversified Minerals	4.5%
Other	5.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Table Summary
Omai Gold Mines Corp.	7.47%
Radisson Mining Resources, Inc.	6.64%
Montage Gold Corp.	5.01%
G2 Goldfields, Inc.	4.97%
TriStar Gold, Inc.	4.95%
Vizsla Silver Corp.	3.94%
K92 Mining, Inc.	3.53%
Vizsla Royalties Corp.	2.79%
Tolu Minerals, Ltd.	2.44%
Highlander Silver Corp.	2.29%